Dreyfus Investment Funds SUPPLEMENT dated January 6, 2009 To the PROSPECTUS of

Dreyfus/The Boston Company Large Cap Core Fund
Dreyfus/The Boston Company Small Cap Value Fund
Dreyfus/The Boston Company Small Cap Value Fund II
Dreyfus/The Boston Company Small Cap Growth Fund
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
Dreyfus/The Boston Company International Core Equity Fund
Dreyfus/The Boston Company International Small Cap Fund

Dated February 1, 2008 (as supplemented April 22, 2008, June 25, 2008, September 9, 2008, November 18, 2008 and December 3, 2008)

     The following information supplements and supersedes any contrary information contained in the Prospectus and the Supplement to the Prospectus dated April 22, 2008 for Dreyfus/The Boston Company Emerging Markets Core Equity Fund.

     Effective January 6, 2009, William S. Patzer serves as the sole primary portfolio manager of Dreyfus/The Boston Company Emerging Markets Core Equity Fund.

Dreyfus Investment Funds SUPPLEMENT dated January 6, 2009

To the STATEMENT OF ADDITIONAL INFORMATION of

Dreyfus/The Boston Company Large Cap Core Fund
Dreyfus/The Boston Company Small Cap Value Fund
Dreyfus/The Boston Company Small Cap Value Fund II
Dreyfus/The Boston Company Small Cap Growth Fund
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
Dreyfus/The Boston Company International Core Equity Fund
Dreyfus/The Boston Company International Small Cap Fund

Dated February 1, 2008 (as supplemented April 22, 2008, November 18, 2008 and December 3, 2008)

     The following information supplements and supersedes any contrary information contained in the Statement of Additional Information (the “SAI”) and the Supplement to the SAI dated April 22, 2008 for Dreyfus/The Boston Company Emerging Markets Core Equity Fund.

     Effective January 6, 2009, William S. Patzer serves as the sole primary portfolio manager of Dreyfus/The Boston Company Emerging Markets Core Equity Fund.